SUPPLEMENT DATED JULY 1, 2024

TO THE PROSPECTUS DATED MAY 1, 2024

FOR DEFERRED VARIABLE ANNUITY

ISSUED BY

THE PENN INSURANCE AND ANNUITY COMPANY

AND FUNDED THROUGH

PIA VARIABLE ANNUITY ACCOUNT I

of

The Penn Insurance and Annuity Company

PO Box 178, Philadelphia, PA 19105

1-800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2024, AS SUPPLEMENTED.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus. If you would like a copy of the Prospectus, call us at 1-800-523-0650 or go online to www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates.

This supplement describes new rates that apply to versions of the Guaranteed Income Rider and the Accumulation Income Rider on Contracts issued on or after July 1, 2024.

Guaranteed Income Rider Changes

For Contracts issued on or after July 1, 2024, any Guaranteed Income Rider available for purchase with the Contract will be the Guaranteed Income Rider II, which is a new version of the benefit offered. For those Contracts issued from June 1, 2024 to June 30, 2024, the withdrawal rates provided under the Guaranteed Income Rider II, as described below, will be retroactively applied, and the Contract Owner will be re-issued a revised Contract after July 1, 2024 to reflect the Guaranteed Income Rider II.

For those Contracts issued prior to June 1, 2024, the lifetime withdrawal rates provided under the Guaranteed Income Rider, as currently described in the Prospectus, will apply.

The Guaranteed Income Rider II, available for Contracts issued on or after July 1, 2024, differs from the Guaranteed Income Rider described under “What are the Supplemental Riders and Benefits That Are Available? – Guaranteed Income Rider” on page 61 of the Prospectus only in that:

•	New Lifetime Withdrawal Rates defined on page 71 are greater than or equal to existing rates at each age as shown in the table below:

Guaranteed Income Rider II —Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than

55	60	4.00%	3.50%
60	65	4.75%	4.25%
65	70	6.10%	5.60%
70	75	6.30%	5.80%
75 and over		6.50%	6.00%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Guaranteed Income Rider as described under “What are the Supplemental Riders and Benefits That Are Available? – Guaranteed Income Rider” in the Prospectus remain the same for the Guaranteed Income Rider II.

Accumulation Income Rider Changes

For Contracts issued on or after July 1, 2024, any Accumulation Income Rider available for purchase with the Contract will be the Accumulation Income Rider II, which is a new version of the benefit offered. For those Contracts issued from June 1, 2024 to June 30, 2024, the withdrawal rates provided under the Accumulation Income Rider II, as described below, will be retroactively applied, and the Contract Owner will be re-issued a revised Contract after July 1, 2024 to reflect the Accumulation Income Rider II.

For those Contracts issued prior to June 1, 2024, the age-based lifetime withdrawal rates provided under the Accumulation Income Rider, as currently described in the Prospectus, will apply.

The Accumulation Income Rider II, available for Contracts issued on or after July 1, 2024, differs from the Accumulation Income Rider described under “What are the Supplemental Riders and Benefits That Are Available? – Accumulation Income Rider” on page 82 of the Prospectus only in that:

•	New Age-Based Lifetime Withdrawal Rates defined on page 90 are greater than or equal to existing rates at each age as shown in the table below:

Accumulation Income Rider II — Age-Based Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Age-Based Lifetime Withdrawal Rate for Single Life Guarantee	Age-Based Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than

55	60	3.75%	3.25%
60	65	4.50%	4.00%
65	70	5.80%	5.30%
70	75	6.05%	5.55%
75 and over		6.25%	5.75%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Accumulation Income Rider as described under “What are the Supplemental Riders and Benefits That Are Available? – Accumulation Income Rider” in the Prospectus remain the same for the Accumulation Income Rider II.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

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